Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Interests in Other Entities [Abstract]
Disclosure of interests in associates
The following tables provide summarized financial information with respect to BCE’s associates and joint ventures. For more details on our associates and joint ventures, see Note 34, Related party transactions.

Statements of financial position

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Assets	3,953	4,045
Liabilities	(2,448)	(2,689)
Total net assets	1,505	1,356
BCE’s share of net assets	756	698

Income statements

FOR THE YEAR ENDED DECEMBER 31	NOTE	2020	2019
Revenues		1,359	2,398
Expenses		(1,351)	(2,545)
Total net income (losses)		8	(147)
BCE’s share of net income (losses)	9	5	(72)

Disclosure of interests in joint arrangements
The following tables provide summarized financial information with respect to BCE’s associates and joint ventures. For more details on our associates and joint ventures, see Note 34, Related party transactions.

Statements of financial position

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Assets	3,953	4,045
Liabilities	(2,448)	(2,689)
Total net assets	1,505	1,356
BCE’s share of net assets	756	698

Income statements

FOR THE YEAR ENDED DECEMBER 31	NOTE	2020	2019
Revenues		1,359	2,398
Expenses		(1,351)	(2,545)
Total net income (losses)		8	(147)
BCE’s share of net income (losses)	9	5	(72)